Document and Entity Information	May 19, 2025
Details
Registrant CIK	0000944130
Document Type	8-K
Document Period End Date	May 19, 2025
Entity Registrant Name	MINISTRY PARTNERS INVESTMENT COMPANY, LLC
Entity Incorporation, State or Country Code	CA
Securities Act File Number	333-04028
Entity Tax Identification Number	26-3959348
Entity Address, Address Line One	1 Pointe Dr
Entity Address, Address Line Two	Suite 205
Entity Address, City or Town	Brea
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92821
Entity Address, Address Description	Address of Principal Executive Offices
Phone Fax Number Description	Registrant's telephone number, including area code
City Area Code	714
Local Phone Number	671-5720
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false